Cover	12 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORPORATION
Entity Central Index Key	0001823584
Amendment Flag	false